Note 5 - Long-term Bank Loans - Summary of Future Annual Loan Repayments for Long-term Debt (Details)	Jun. 30, 2020 USD ($)
2021	$ 5,374,000
2022	15,474,000
2023	21,736,000
2024	940,000
2025	940,000
Thereafter	8,890,000
Total	$ 53,354,000